Note E - Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Interest-Bearing Deposits [Table Text Block]
	2013	2012
NOW accounts	$106,342	$106,581
Savings and Money Market	200,237	197,062
Time:
In denominations under $100,000	96,431	110,002
In denominations of $100,000 or more	76,044	101,893
Total time deposits	172,475	211,895
Total interest-bearing deposits	$479,054	$515,538

Maturities of Time Deposits [Table Text Block]
2014	$111,324
2015	39,001
2016	12,524
2017	4,319
2018	4,646
Thereafter	661
Total	$172,475